Principal Accounting Policies - Intangible Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net
Impairment charges	¥ 0	¥ 0	¥ 0
Software
Intangible assets, net
Weighted average useful life	4 years	4 years
Software | Minimum
Intangible assets, net
Weighted average useful life	1 year
Software | Maximum
Intangible assets, net
Weighted average useful life	5 years
Separately identifiable intangible assets | Minimum
Intangible assets, net
Weighted average useful life	1 year
Separately identifiable intangible assets | Maximum
Intangible assets, net
Weighted average useful life	20 years